Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Lease rental income	$ 383,989	$ 327,627	$ 235,827
Management fees	26,169	29,324	29,137
Trading container sales proceeds	42,099	34,214	11,291
Gains on sale of containers, net	34,837	31,631	27,624
Total revenues	487,094	422,796	303,879
Operating expenses:
Direct container expense	25,173	18,307	25,542
Cost of trading containers sold	36,810	29,456	9,046
Depreciation expense	104,844	83,177	58,972
Amortization expense	5,020	6,110	6,544
General and administrative expense	23,015	23,495	21,670
Short-term incentive compensation expense	5,310	4,921	4,805
Long-term incentive compensation expense	6,950	5,950	5,318
Bad debt expense, net	1,525	3,007	145
Gain on sale of containers to noncontrolling interest		(19,773)
Total operating expenses	208,647	154,650	132,042
Income from operations	278,447	268,146	171,837
Other income (expense):
Interest expense	(72,886)	(44,891)	(18,151)
Interest income	146	32	27
Realized losses on interest rate swaps and caps, net	(10,163)	(10,824)	(9,844)
Unrealized gains (losses) on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Bargain purchase gain	9,441
Other, net	44	(115)	(1,591)
Net other expense	(67,891)	(59,647)	(33,580)
Income before income tax and noncontrolling interests	210,556	208,499	138,257
Income tax expense	(5,493)	(4,481)	(4,493)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.50
Diluted	$ 3.96	$ 3.80	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 207,092	$ 189,630	$ 120,090